Debt - Mortgage Loan Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Principal amount		$ 480,151,151
Carrying value		$ 469,673,314
Centennial Bank
Debt Instrument
Maturity Date	Sep. 27, 2022	Sep. 27, 2022	Sep. 27, 2022
Principal amount	$ 31,757,725	$ 31,962,692	$ 44,020,225
Carrying value	31,963,840	32,134,295	44,117,293
Carrying Value of Collateral	$ 44,627,576	$ 46,067,129	$ 49,533,733
Centennial Bank | LIBOR
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	3.85%	3.85%	3.85%
Centennial Bank | Floor rate
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	2.23%	2.23%	2.23%